Schedule of Other Current Assets (Details) (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Advance to co-manufacturer	[1]		$ 455,128
Impairment expense		761,085
VAT tax receivable		243,305
NXT Dried Superfoods SAC [Member]
Advance to co-manufacturer		$ 495,930
Description of advance repayment		The advance is to be repaid in the form of a $1.00 USD per kilogram discount on all products manufactured for the Company.
Payments to acquire productive assets		$ 10,665
Balance owed		485,265
Prepaid inventory		$ 32,515

[1]	The Company has advanced NXTDried Superfoods SAC (“NXTDried”), a company organized under the laws of Peru, with its principal office in San Isidro, Lima, Peru, a total of $495,930 over various dates between January 28, 2022 and September 27, 2023, for the purchase and construction of the facility and infrastructure necessary to facilitate the manufacturing of the Company’s products. The advance is to be repaid in the form of a $1.00 USD per kilogram discount on all products manufactured for the Company. The advance is not documented by a promissory note, and is unsecured. A total of $10,665 was credited against purchases made from NXTDried during the year ended December 31, 2023, resulting in a balance owed of $485,265. During the fourth quarter of 2023, one of NXTDried’s creditors filed suit against NXTDried and foreclosed on its collateral pursuant to a secured promissory note. As a result, the Company recognized impairment expense of $761,085 for the year ended, December 31, 2023, consisting of $485,265 on the remaining unpaid balance of the advances to NXTDried, $243,305 related to a VAT tax receivable, and $32,515 of prepaid inventory that was owed to the Company by NXTDried.